Shareholders' equity and dividends (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders equity and dividends [Abstract]
Dividends	At 31 December (in USD million) 2021 2020 Dividends declared 2,041 1,833 USD per share or ADS 0.6300 0.5600 Dividends paid 1,797 2,330 USD per share or ADS 0.5600 0.7100 NOK per share 4.8078 6.7583
Share buy-back programme	Number of shares 2021 2020 Share buy-back programme at 1 January 0 23,578,410 Purchase 13,460,292 3,142,849 Cancellation 0 (26,721,259) Share buy-back programme at 31 December 13,460,292 0
Treasury shares
Employees share saving plan
Number of shares 2021 2020
Share saving plan at 1 January 11,442,491

10,074,712

Purchase 3,412,994

4,604,106

Allocated to employees (2,744,381) (3,236,327)
Share saving plan at 31 December 12,111,104

11,442,491